Guarantor Financial Statements (Notes)	12 Months Ended
Dec. 31, 2012
Guarantor Financials [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
17. CONDENSED CONSOLIDATING SUPPLEMENTAL GUARANTOR INFORMATION

The Company issued 5.00% senior unsecured notes due in 2022 and 4.625% senior unsecured notes due in 2021 (the Notes) during 2012. The Notes are guaranteed by the Company's subsidiaries, NCR International, Inc. and Radiant Systems, Inc. (the Guarantor Subsidiaries), which are both 100% owned by the Company and have guaranteed fully and unconditionally, on a joint and several basis, the obligations to pay principal and interest for the Notes. Refer to Note 5, "Debt Obligations" for additional disclosures related to the Notes.

In connection with each of the offerings of the Notes, the Company and the Guarantor Subsidiaries entered into registration rights agreements with the initial purchasers of such Notes. Each registration rights agreement requires the Company and the Guarantor Subsidiaries, at their cost, to among other things, use their commercially reasonable efforts to file a registration statement with respect to a registered offer to exchange the Notes subject to such registration rights agreement for new notes that are guaranteed by the Guarantor Subsidiaries with terms substantially identical in all material respects to the Notes subject to such registration statement. The Company is required to comply with Rule 3-10 of SEC Regulation S-X (Rule 3-10) in connection with the filing of each such registration statement, and has therefore included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(f) of SEC Regulation S-X. The following supplemental information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets and the condensed statements of cash flows for the parent issuer of the Notes, for the Guarantor Subsidiaries and for the Company and all of its consolidated subsidiaries (amounts in millions):

Condensed Consolidating Statements of Operations and Comprehensive Income
For the year ended December 31, 2012
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$988	$279	$1,869	$(282)	$2,854
Service revenue	981	224	1,671	—	2,876
Total revenue	1,969	503	3,540	(282)	5,730
Cost of products	762	134	1,530	(282)	2,144
Cost of services	598	95	1,248	—	1,941
Selling, general and administrative expenses	296	108	338	—	742
Research and development expenses	44	22	89	—	155
Total operating expenses	1,700	359	3,205	(282)	4,982
Income (loss) from operations	269	144	335	—	748
Interest expense	(46)	(17)	(4)	25	(42)
Other (expense) income, net	(80)	(9)	106	(25)	(8)
Income (loss) from continuing operations before income taxes	143	118	437	—	698
Income tax expense (benefit)	85	69	69	—	223
Income (loss) from continuing operations before earnings in subsidiaries	58	49	368	—	475
Equity in earnings of consolidated subsidiaries	420	194	—	(614)	—
Income (loss) from continuing operations	478	243	368	(614)	475
Income (loss) from discontinued operations, net of tax	3	—	3	—	6
Net income (loss)	$481	$243	$371	$(614)	$481
Net (loss) income attributable to noncontrolling interests	—	—	—	—	—
Net income (loss) attributable to NCR	$481	$243	$371	$(614)	$481
Total comprehensive income (loss)	463	348	362	(714)	459
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	(4)	—	(4)
Comprehensive income (loss) attributable to NCR common stockholders	$463	$348	$366	$(714)	$463

Condensed Consolidating Statements of Operations and Comprehensive Income
For the year ended December 31, 2011
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$974	$172	$1,705	$(259)	$2,592
Service revenue	986	64	1,649	—	2,699
Total revenue	1,960	236	3,354	(259)	5,291
Cost of products	785	57	1,439	(259)	2,022
Cost of services	1,016	39	1,263	—	2,318
Selling, general and administrative expenses	489	47	354	—	890
Research and development expenses	123	7	79	—	209
Total operating expenses	2,413	150	3,135	(259)	5,439
Income (loss) from operations	(453)	86	219	—	(148)
Interest expense	(18)	(7)	(6)	18	(13)
Other (expense) income, net	(5)	(13)	33	(18)	(3)
Income (loss) from continuing operations before income taxes	(476)	66	246	—	(164)
Income tax expense (benefit)	(156)	44	46	—	(66)
Income (loss) from continuing operations before earnings in subsidiaries	(320)	22	200	—	(98)
Equity in earnings of consolidated subsidiaries	225	192	—	(417)	—
Income (loss) from continuing operations	(95)	214	200	(417)	(98)
Income (loss) from discontinued operations, net of tax	(95)	—	2	—	(93)
Net income (loss)	$(190)	$214	$202	$(417)	$(191)
Net (loss) income attributable to noncontrolling interests	—	—	(1)	—	(1)
Net income (loss) attributable to NCR	$(190)	$214	$203	$(417)	$(190)
Total comprehensive income (loss)	(171)	172	229	(400)	(170)
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	1	—	1
Comprehensive income (loss) attributable to NCR common stockholders	$(171)	$172	$228	$(400)	$(171)

Condensed Consolidating Statements of Operations and Comprehensive Income
For the year ended December 31, 2010
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$852	$113	$1,597	$(261)	$2,301
Service revenue	922	23	1,465	—	2,410
Total revenue	1,774	136	3,062	(261)	4,711
Cost of products	687	33	1,330	(261)	1,789
Cost of services	757	12	1,076	—	1,845
Selling, general and administrative expenses	333	5	298	—	636
Research and development expenses	42	—	101	—	143
Total operating expenses	1,819	50	2,805	(261)	4,413
Income (loss) from operations	(45)	86	257	—	298
Interest expense	(30)	(1)	(9)	38	(2)
Other (expense) income, net	(19)	19	27	(38)	(11)
Income (loss) from continuing operations before income taxes	(94)	104	275	—	285
Income tax expense (benefit)	(24)	18	11	—	5
Income (loss) from continuing operations before earnings in subsidiaries	(70)	86	264	—	280
Equity in earnings of consolidated subsidiaries	350	116	—	(466)	—
Income (loss) from continuing operations	280	202	264	(466)	280
Income (loss) from discontinued operations, net of tax	(13)	—	3	—	(10)
Net income (loss)	$267	$202	$267	$(466)	$270
Net (loss) income attributable to noncontrolling interests	—	—	3	—	3
Net income (loss) attributable to NCR	$267	$202	$264	$(466)	$267
Total comprehensive income (loss)	308	106	316	(417)	313
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	5	—	5
Comprehensive income (loss) attributable to NCR common stockholders	$308	$106	$311	$(417)	$308

Condensed Consolidating Balance Sheet
December 31, 2012
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	555	22	492	—	1,069
Accounts receivable, net	243	84	759	—	1,086
Inventories, net	273	40	484	—	797
Due from affliates	623	693	479	(1,795)	—
Other current assets	244	41	204	(35)	454
Total current assets	1,938	880	2,418	(1,830)	3,406
Property, plant and equipment, net	145	4	159	—	308
Goodwill	273	568	162	—	1,003
Intangibles	17	245	42	—	304
Prepaid pension cost	—	—	368	—	368
Deferred income taxes	470	—	70	(8)	532
Investments in subsidiaries	2,185	640	—	(2,825)	—
Due from affliates	26	20	238	(284)	—
Other assets	313	48	87	—	448
Total assets	$5,367	$2,405	$3,544	$(4,947)	$6,369

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	71	—	1	—	72
Accounts payable	204	22	385	—	611
Payroll and benefits liabilities	93	—	93	—	186
Deferred service revenue and customer deposits	104	30	321	—	455
Due to affliates	687	578	530	(1,795)	—
Other current liabilities	169	28	256	(35)	418
Total current liabilities	1,328	658	1,586	(1,830)	1,742
Long-term debt	1,889	—	2	—	1,891
Pension and indemnity plan liabilities	434	1	370	—	805
Postretirement and postemployment benefits liabilities	79	—	167	—	246
Income tax accruals	3	8	127	—	138
Environmental liabilities	171	—	—	—	171
Due to affliates	195	60	29	(284)	—
Other liabilities	16	15	56	(8)	79
Total liabilities	4,115	742	2,337	(2,122)	5,072
Redeemable noncontrolling interest	—	—	15	—	15
Stockholders’ equity
Total NCR stockholders’ equity	1,252	1,663	1,162	(2,825)	1,252
Noncontrolling interests in subsidiaries	—	—	30	—	30
Total stockholders’ equity	1,252	1,663	1,192	(2,825)	1,282
Total liabilities and stockholders’ equity	$5,367	$2,405	$3,544	$(4,947)	$6,369

Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	30	13	355	—	398
Accounts receivable, net	283	56	693	—	1,032
Inventories, net	294	38	442	—	774
Due from affliates	819	680	458	(1,957)	—
Other current assets	123	5	199	(16)	311
Total current assets	1,549	792	2,147	(1,973)	2,515
Property, plant and equipment, net	193	11	161	—	365
Goodwill	237	540	136	—	913
Intangibles	6	275	31	—	312
Prepaid pension cost	—	—	319	—	319
Deferred income taxes	716	—	80	(49)	747
Investments in subsidiaries	1,611	183	—	(1,794)	—
Due from affliates	37	20	231	(288)	—
Other assets	300	49	84	—	433
Total assets	$4,649	$1,870	$3,189	$(4,104)	$5,604

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	1	—	—	—	1
Accounts payable	187	11	327	—	525
Payroll and benefits liabilities	91	19	111	—	221
Deferred service revenue and customer deposits	90	31	297	—	418
Due to affliates	675	664	618	(1,957)	—
Other current liabilities	176	18	216	(16)	394
Total current liabilities	1,220	743	1,569	(1,973)	1,559
Long-term debt	850	—	2	—	852
Pension and indemnity plan liabilities	1,349	1	389	—	1,739
Postretirement and postemployment benefits liabilities	89	—	167	—	256
Income tax accruals	4	9	135	—	148
Environmental liabilities	220	—	—	—	220
Due to affliates	190	58	40	(288)	—
Other liabilities	9	49	53	(49)	62
Total liabilities	3,931	860	2,355	(2,310)	4,836
Redeemable noncontrolling interest	—	—	15	—	15
Stockholders’ equity
Total NCR stockholders’ equity	718	1,010	784	(1,794)	718
Noncontrolling interests in subsidiaries	—	—	35	—	35
Total stockholders’ equity	718	1,010	819	(1,794)	753
Total liabilities and stockholders’ equity	$4,649	$1,870	$3,189	$(4,104)	$5,604

Condensed Consolidating Statement of Cash Flows
December 31, 2012
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(591)	$210	$211	$(10)	$(180)
Investing activities
Expenditures for property, plant and equipment	(36)	(8)	(36)	—	(80)
Proceeds from sales of property, plant and equipment	—	—	8	—	8
Additions to capitalized software	(51)	(12)	(17)	—	(80)
Business acquisitions, net of cash acquired	(46)	(24)	(38)	—	(108)
Proceeds from (payments of) intercompany notes	171	96	11	(278)	—
Investments in equity affiliates	(21)	(90)	—	111	—
Other investing activities, net	(6)	10	—	—	4
Net cash provided by (used in) investing activities	11	(28)	(72)	(167)	(256)
Financing activities
Tax withholding payments on behalf of employees	(12)	—	—	—	(12)
Proceeds from employee stock plans	53	—	—	—	53
Equity contribution	—	—	111	(111)	—
Borrowings on term credit facility	150	—	—	—	150
Payments on revolving credit facility	(860)	—	—	—	(860)
Borrowings on revolving credit facility	720	—	—	—	720
Proceeds from bond offerings	1,100	—	—	—	1,100
Debt issuance cost	(19)	—	—	—	(19)
Borrowings (repayments) of intercompany notes	(11)	(171)	(96)	278	—
Dividend distribution to minority shareholder	—	—	(1)	—	(1)
Dividend distribution to consolidated subsidiaries	—	(2)	(8)	10	—
Net cash provided by (used in) financing activities	1,121	(173)	6	177	1,131
Cash flows from discontinued operations
Net cash used in operating activities	(114)	—	—	—	(114)
Net cash provided by (used in) investing activities	99	—	—	—	99
Net cash used in discontinued operations	(15)	—	—	—	(15)
Effect of exchange rate changes on cash and cash equivalents	(1)	—	(8)	—	(9)
Increase (decrease) in cash and cash equivalents	525	9	137	—	671
Cash and cash equivalents at beginning of period	30	13	355	—	398
Cash and cash equivalents at end of period	$555	$22	$492	$—	$1,069

Condensed Consolidating Statement of Cash Flows
December 31, 2011
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$335	$(30)	$145	$(62)	$388
Investing activities
Expenditures for property, plant and equipment	(28)	(3)	(30)	—	(61)
Proceeds from sales of property, plant and equipment	—	—	2	—	2
Additions to capitalized software	(43)	(3)	(16)	—	(62)
Business acquisitions, net of cash acquired	(1,085)	—	—	—	(1,085)
Proceeds from (payments of) intercompany notes	104	138	(12)	(230)	—
Investments in equity affiliates	(11)	—	—	11	—
Net cash (used in) provided by investing activities	(1,063)	132	(56)	(219)	(1,206)
Financing activities
Repurchase of Company common stock	(70)	—	—	—	(70)
Proceeds from employee stock plans	18	—	—	—	18
Excess tax benefit from stock-based compensation	1	—	—	—	1
Equity contribution	—	—	11	(11)	—
Borrowings on term credit facility	700	—	—	—	700
Payments on revolving credit facility	(260)	—	—	—	(260)
Borrowings on revolving credit facility	400	—	—	—	400
Debt issuance cost	(29)	—	—	—	(29)
Borrowings (repayments) of intercompany notes	11	(47)	(194)	230	—
Proceeds from sale of noncontrolling interest	—	—	43	—	43
Dividend distribution to minority shareholder	—	—	(1)	—	(1)
Dividend distribution to consolidated subsidiaries	—	(51)	(11)	62	—
Net cash provided by (used in) financing activities	771	(98)	(152)	281	802
Cash flows from discontinued operations
Net cash used in operating activities	(37)	—	—	—	(37)
Net cash used in investing activities	(40)	—	—	—	(40)
Net cash used in discontinued operations	(77)	—	—	—	(77)
Effect of exchange rate changes on cash and cash equivalents	(1)	—	(4)	—	(5)
Increase (decrease) in cash and cash equivalents	(35)	4	(67)	—	(98)
Cash and cash equivalents at beginning of period	65	9	422	—	496
Cash and cash equivalents at end of period	$30	$13	$355	$—	$398

Condensed Consolidating Statement of Cash Flows
December 31, 2010
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$299	$(5)	$66	$(81)	$279
Investing activities
Grant reimbursements from capital expenditures	5	—	—	—	5
Expenditures for property, plant and equipment	(44)	(1)	(29)	—	(74)
Proceeds from sales of property, plant and equipment	—	—	39	—	39
Additions to capitalized software	(40)	—	(17)	—	(57)
Proceeds from (payments of) intercompany notes	(70)	6	(2)	66	—
Other investing activities, net	(24)	—	—	—	(24)
Net cash (used in) provided by investing activities	(173)	5	(9)	66	(111)
Financing activities
Repurchase of Company common stock	(20)	—	—	—	(20)
Proceeds from employee stock plans	11	—	—	—	11
Repayment of short-term borrowings	—	—	(4)	—	(4)
Repayment of long-term debt	(1)	—	—	—	(1)
Payments on revolving credit facility	(75)	—	—	—	(75)
Borrowings on revolving credit facility	75	—	—	—	75
Borrowings (repayments) of intercompany notes	—	—	66	(66)	—
Dividend distribution to consolidated subsidiaries	—	—	(81)	81	—
Net cash provided by (used in) financing activities	(10)	—	(19)	15	(14)
Cash flows from discontinued operations
Net cash used in operating activities	(16)	—	—	—	(16)
Net cash used in investing activities	(100)	—	—	—	(100)
Net cash used in discontinued operations	(116)	—	—	—	(116)
Effect of exchange rate changes on cash and cash equivalents	—	—	7	—	7
Increase (decrease) in cash and cash equivalents	—	—	45	—	45
Cash and cash equivalents at beginning of period	65	9	377	—	451
Cash and cash equivalents at end of period	$65	$9	$422	$—	$496

The preceding information presents condensed consolidating statements of operations and comprehensive income, balance sheets and statements of cash flows of the Parent Issuer, the Guarantors, and the Non-Guarantors. Certain amounts included in the condensed consolidating balance sheets and statements of cash flows have been revised to correct the presentation of certain transactions. We determined that these revisions were immaterial to our current and previously issued financial statements. As a result, we have revised the previously issued condensed consolidating financial statements included in this filing. These revisions had no impact on any consolidated total of the consolidating financial statements or of the consolidated financial statements. The revisions were as follows:
At December 31, 2012, the Non-Guarantors’ amounts due to affiliates were reduced by $53 million with a corresponding increase of $46 million to the Guarantors and $7 million to the Issuer Parent. At December 31, 2011, the Non-Guarantors’ amounts due to affiliates were reduced by $61 million with a corresponding increase of $44 million to the Guarantors and $17 million to the Issuer Parent. For the year ended December 31, 2012, cash outflows of the Issuer Parent for certain business acquisitions were reduced by $31 million, with corresponding increases to the Guarantors of $7 million and Non-Guarantor of $24 million.